GOODWILL AND INTANGIBLE ASSETS, NET (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	$ 563,942
Intangible assets at ending period	535,465	$ 563,942
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	845,330	1,391,536
Acquisitions	70,681	122,729
Write off	(24,296)	(636,826)	[1]
Foreign currency translation adjustment	(3,704)	(32,109)
Intangible assets at ending period	888,011	845,330
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(281,388)	(783,950)
Write off	44,690	641,989
Amortization expense	(116,752)	(149,776)
Foreign currency translation adjustment	904	10,349
Intangible assets at ending period	(352,546)	(281,388)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	15,208
Intangible assets at ending period	12,602	15,208
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	17,741	18,620
Acquisitions	0	0
Write off	0	0	[1]
Foreign currency translation adjustment	(99)	(879)
Intangible assets at ending period	17,642	17,741
Trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(2,533)	0
Write off	0	0
Amortization expense	(2,493)	(2,578)
Foreign currency translation adjustment	(14)	45
Intangible assets at ending period	(5,040)	(2,533)
Licenses, software and computer applications [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	298,798
Intangible assets at ending period	338,410	298,798
Licenses, software and computer applications [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	503,094	1,032,334
Acquisitions	70,681	122,729
Write off	(24,296)	(636,826)	[1]
Foreign currency translation adjustment	(1,798)	(15,143)
Intangible assets at ending period	547,681	503,094
Licenses, software and computer applications [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(204,296)	(783,950)
Write off	44,690	641,989
Amortization expense	(50,673)	(71,540)
Foreign currency translation adjustment	1,008	9,205
Intangible assets at ending period	(209,271)	(204,296)
Client relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	249,936
Intangible assets at ending period	184,453	249,936
Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	324,495	340,582
Acquisitions	0	0
Write off	0	0	[1]
Foreign currency translation adjustment	(1,807)	(16,087)
Intangible assets at ending period	322,688	324,495
Client relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(74,559)	0
Write off	0	0
Amortization expense	(63,586)	(75,658)
Foreign currency translation adjustment	(90)	1,099
Intangible assets at ending period	$ (138,235)	$ (74,559)

[1]	In 2016, the Parent Company noticed that some licenses, software and computer applications amounting to COP 549,191 were recognized on the balance sheet even though their useful life were completely amortized and the Bank did not use them for several years. This amount has been written off.